Asset Quality (Commercial Lending Asset Quality Indicators) (Details) - USD ($)	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Purchased impaired loans	$ 2,956,000,000		$ 3,522,000,000		$ 4,858,000,000
Total Loans	210,833,000,000	[1]	206,696,000,000	[1]	204,817,000,000
Total commercial lending [Member]
Financing Receivable, Recorded Investment [Line Items]
Purchased impaired loans	109,000,000		169,000,000		310,000,000
Total Loans	137,955,000,000		133,544,000,000		$ 128,368,000,000
Total commercial lending [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	101,364,000,000		98,608,000,000
Total commercial lending [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	29,010,000,000		27,468,000,000
Total commercial lending [Member] | Equipment Lease Financing [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	7,581,000,000		7,468,000,000
Pass [Member] | Total commercial lending [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	132,187,000,000		127,323,000,000
Pass [Member] | Total commercial lending [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	96,231,000,000		93,364,000,000
Pass [Member] | Total commercial lending [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	28,561,000,000		26,729,000,000
Pass [Member] | Total commercial lending [Member] | Equipment Lease Financing [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	7,395,000,000		7,230,000,000
Special Mention [Member] | Total commercial lending [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	1,799,000,000		2,242,000,000
Special Mention [Member] | Total commercial lending [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	1,612,000,000		2,029,000,000
Special Mention [Member] | Total commercial lending [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	98,000,000		126,000,000
Special Mention [Member] | Total commercial lending [Member] | Equipment Lease Financing [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	89,000,000		87,000,000
Substandard [Member] | Total commercial lending [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	3,867,000,000		3,877,000,000
Substandard [Member] | Total commercial lending [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	3,449,000,000		3,124,000,000
Substandard [Member] | Total commercial lending [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	327,000,000		603,000,000
Substandard [Member] | Total commercial lending [Member] | Equipment Lease Financing [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	91,000,000		150,000,000
Doubtful [Member] | Total commercial lending [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	102,000,000		102,000,000
Doubtful [Member] | Total commercial lending [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	72,000,000		91,000,000
Doubtful [Member] | Total commercial lending [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	24,000,000		10,000,000
Doubtful [Member] | Total commercial lending [Member] | Equipment Lease Financing [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 6,000,000		$ 1,000,000

[1]
Our consolidated assets included the following for which we have elected the fair value option: Loans held for sale of $2.4 billion, Loans of $.9 billion, and Other assets of $.5 billion at December 31, 2016 and Loans held for sale of $1.5 billion, Loans of $.9 billion, and Other assets of $.7 billion at December 31, 2015.